Other non-current assets - Additional Information (Details) € in Millions, shares in Millions, $ in Millions			6 Months Ended		12 Months Ended
	Nov. 11, 2019 USD ($)	May 02, 2019 EUR (€) shares	Jun. 30, 2019 EUR (€)	Jun. 30, 2018 EUR (€)	Dec. 31, 2019 EUR (€)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)
Disclosure Of Other Non Current Assets [Line Items]
Investments accounted for using the equity method					€ 3,591	€ 3,402	€ 2,847	[1]
Impairment loss on financial assets					€ (11)
Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Increase in contingent consideration					2.00%
Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Debt instruments at fair value through other comprehensive income					€ 403
Senior bond
Disclosure Of Other Non Current Assets [Line Items]
Financial assets held for investments						359	199
Financial instruments held to fund deferred compensation plan
Disclosure Of Other Non Current Assets [Line Items]
Financial investments					442	363	359
Other financial assets at fair value through profit or loss
Disclosure Of Other Non Current Assets [Line Items]
Divested investments				€ 34
Gain from divestment				€ 6
Reduction of ten percent basis point in market interest rate
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax					3
Securities quoted in an active market | Financial assets held to meet obligations under post-employment benefit plans
Disclosure Of Other Non Current Assets [Line Items]
Investments accounted for using the equity method							198
Unquoted equity investments
Disclosure Of Other Non Current Assets [Line Items]
Equity instruments at fair value through other comprehensive income					266	178
Unquoted equity investments | Quoted euro denominated senior bonds
Disclosure Of Other Non Current Assets [Line Items]
Exchange for financial assets held to meet obligations to employees under post-employment benefit plans					160
Quoted debt instruments
Disclosure Of Other Non Current Assets [Line Items]
Other comprehensive income before tax					1
Quoted equity securities
Disclosure Of Other Non Current Assets [Line Items]
Unrealized after-tax losses					67	148
SPMSD contingent consideration asset
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration					492	373	€ 342
Non current asset | Fair value of SPMSD contingent consideration
Disclosure Of Other Non Current Assets [Line Items]
Fair value of the contingent consideration					398	309
Fair value remeasurement of contingent consideration | Revisions of sales forecasts of SPMSD
Disclosure Of Other Non Current Assets [Line Items]
Adjustment to the fair value of the assets					178
Alnylam Pharmaceuticals, Inc
Disclosure Of Other Non Current Assets [Line Items]
Equity investment, shares divested | shares		10.6
Alnylam Pharmaceuticals, Inc | Securities quoted in an active market
Disclosure Of Other Non Current Assets [Line Items]
Percentage of company capital		10.00%
Proceeds from sales of investments accounted for using equity method		€ 706			706
Investments accounted for using the equity method						671
MyoKardia, Inc | Securities quoted in an active market
Disclosure Of Other Non Current Assets [Line Items]
Proceeds from sales of investments accounted for using equity method			€ 118		118
Investments accounted for using the equity method						€ 178
Onduo LLC
Disclosure Of Other Non Current Assets [Line Items]
Investments accounted for using the equity method					€ 104
Dividends recognised for investments in equity instruments | $	$ 122

[1]	Includes the effects of first-time application of IFRS 15 on revenue recognition (see Note A.2.1.1. to the consolidated financial statements for the year ended December 31, 2018).